ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) $ in Millions	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 24, 2021 USD ($)	Oct. 28, 2021 USD ($)	Sep. 03, 2021 USD ($)	Aug. 20, 2021 USD ($)
Fair value of assets and liabilities acquired
Goodwill	$ 8,952	$ 8,979
Canadian diversified midstream operation
Consideration transferred
Cash				$ 400		$ 1,268
BIPC exchangeable LP units				500	$ 11	245
Business combinations, pre-existing interest, equity						192
Total consideration		315		$ 900		2,766
Fair value of assets and liabilities acquired
Cash and cash equivalents					225	121
Accounts receivable and other						440
Property, plant and equipment						9,865
Intangible assets						2,569
Goodwill						2,096
Accounts payable and other liabilities						(700)
Lease liabilities						(226)
Non-recourse borrowings						(6,185)
IPL shares held by public shareholders						2,086
Deferred income tax liabilities						(1,229)
Net assets acquired before non-controlling interest						4,665
Non-controlling interest						(1,899)
Net assets acquired						$ 2,766
Public shareholders interest						0.31
Non-controlling interest in operating subsidiaries					$ 1,600
Brazilian electricity transmission operation
Consideration transferred
Cash			$ 56
Business combinations, pre-existing interest, equity			92
Total consideration			148
Fair value of assets and liabilities acquired
Cash and cash equivalents			70
Accounts receivable and other			13
Intangible assets			1,094
Goodwill			44
Accounts payable and other liabilities			(99)
Lease liabilities			(481)
Deferred income tax liabilities			(152)
Net assets acquired before non-controlling interest			489
Non-controlling interest			(341)
Net assets acquired			$ 148
Aggregated individually immaterial business combinations
Consideration transferred
Cash	7	79
Business combinations, equity consideration	13
Deferred consideration		3
Contingent consideration	8	2
Total consideration	28	84
Fair value of assets and liabilities acquired
Cash and cash equivalents		26
Accounts receivable and other	15	34
Property, plant and equipment	33	314
Intangible assets	72	71
Goodwill	104	260
Accounts payable and other liabilities	(55)	(51)
Lease liabilities	(6)	(109)
Non-recourse borrowings		(32)
Deferred income tax liabilities		(49)
Net assets acquired before non-controlling interest	163	464
Non-controlling interest	(135)	(380)
Net assets acquired	$ 28	$ 84